Income Taxes (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended					24 Months Ended	12 Months Ended							36 Months Ended		12 Months Ended	60 Months Ended	36 Months Ended	72 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2014 Hong Kong [Member]	Dec. 31, 2014 PRC [Member] USD ($)	Dec. 31, 2014 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member]	Dec. 31, 2014 PRC [Member] Yifeng Lianhe [Member]	Dec. 31, 2014 PRC [Member] Tianying Chuangzhi [Member]	Dec. 31, 2014 PRC [Member] Fenghuang Mingdao [Member]	Dec. 31, 2014 PRC [Member] Tianying Chuangzhan [Member]	Dec. 31, 2014 PRC [Member] Fenghuang Feiyang [Member]	Dec. 31, 2014 PRC [Member] Jirong Wenhua [Member]	Dec. 31, 2014 PRC [Member] Fenghuang Borui [Member]	Dec. 31, 2014 PRC [Member] New Technology Enterprise [Member]	Dec. 31, 2011 PRC [Member] New Technology Enterprise [Member] Fenghuang On-line [Member]	Dec. 31, 2008 PRC [Member] New Technology Enterprise [Member] Fenghuang On-line [Member]	Dec. 31, 2014 PRC [Member] High and New Technology Enterprises [Member]	Dec. 31, 2016 PRC [Member] High and New Technology Enterprises [Member] Fenghuang On-line [Member]	Dec. 31, 2010 PRC [Member] High and New Technology Enterprises [Member] Tianying Jiuzhou [Member]	Dec. 31, 2016 PRC [Member] High and New Technology Enterprises [Member] Tianying Jiuzhou [Member]	Dec. 31, 2012 PRC [Member] High and New Technology Enterprises [Member] Yifeng Lianhe [Member]	Dec. 31, 2017 PRC [Member] Software Enterprise [Member] Fenghuang Yutian [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	16.50%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
State corporate income taxes before 2008, statutory rates		30.00%	30.00%
Local corporate income taxes before 2008, statutory rates		3.00%	3.00%
Preferential EIT rate													15.00%	7.50%		15.00%	15.00%	15.00%	15.00%	15.00%
Number of years of tax exemption													3 years		3 years
Reduction rate upon applicable EIT rates													50.00%	50.00%							50.00%
Number of years of tax rate reduction subsequent to years of tax exemption													3 years	3 years							3 years
Transition period for FIEs to continue to enjoy existing preferential tax treatments		5 years	5 years
Tax rate uncertainty under Circular 157 issued by State Administration of Tax		In April 2010, the State Administration of Tax ("SAT") issued Circular 157, which seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an entity was in a period where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either 15% or 50% of the applicable PRC tax rate. The effect of Circular 157 is retrospective and would apply to 2008 and 2009.	In April 2010, the State Administration of Tax ("SAT") issued Circular 157, which seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an entity was in a period where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either 15% or 50% of the applicable PRC tax rate. The effect of Circular 157 is retrospective and would apply to 2008 and 2009.
Aggregate undistributed earnings of the Group's entities located in the PRC		$ 135.1	838.1	542.3
Unrecognized deferred tax liability on the permanently reinvested earnings		$ 13.5	83.8	54.2